11. Share Capital: Schedule of Share Purchase Warrants Outstanding and Exercisable (Details)	Jul. 31, 2019 $ / shares shares
Common Share Purchase Warrants - Expiry Date February 8, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	57,607,000
Common Share Purchase Warrants - Expiry Date March 1, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	47,512,000
Common Share Purchase Warrants - Expiry Date April 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,470,000
Common Share Purchase Warrants - Expiry Date June 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,182,365
Common Share Purchase Warrants - Expiry Date All
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	125,771,365